STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Cash Flows from Operating Activities:
Net loss	$ (659)	$ (138,061,944)
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accrued expenses	659
Net cash used in operating activities	0
Net Change in Cash	0	0
Cash - Beginning of period	0	0
Cash - End of period	$ 0	$ 0